                               DYKEMA GOSSETT PLLC
                                 FRANKLIN SQUARE
                                 SUITE 300 WEST
                               1300 I STREET, N.W.
                            WASHINGTON, DC 20005-3306
                                  202-906-8600

September 10, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:  John Hancock Trust
          File No. 333-152537

Ladies and Gentlemen:

On behalf of John Hancock Trust (the "Trust"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933 the Trust's definitive proxy statement/prospectus, supplement, statement of additional information and related materials relating to the above-referenced registration statement. The proposed mailing date to shareholders is on or about September 10, 2008.

Please call me or John W. Blouch of this office at 202-906-8600 if you have any questions.

Very truly yours,

Dykema Gossett PLLC


/s/ Bruce W. Dunne

Bruce W. Dunne

Enclosures